Share capital	12 Months Ended
May 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
19.	Share capital

The Company is authorized to issue an unlimited number of common shares. As at May 31, 2020, the Company has issued 286,520,265 shares.

Common Shares	Number of shares	Amount
Balance at May 31, 2019	250,989,120	$1,655,273
January 2020 bought deal, net of issuance costs	14,044,944	99,727
Debt settlement	18,860,505	78,063
Options exercised	1,293,745	6,950
RSUs exercised	667,529	4,428
DSUs exercised	398,050	1,962
Warrants exercised	766,372	1,150
Shares cancelled	(500,000)	(615)

	286,520,265	$1,846,938

a)
In January 2020, the Company closed a bought deal financing in which it issued 14,044,944 common shares and 7,022,472 warrants to purchase common shares for $9.26 per share (Note 20) expiring in two years. The Company received net proceeds of $99,727 from the financing.

b)
In May 2020, the Company completed a settlement of a portion of its outstanding convertible debentures for which it issued 18,742,250 common shares (Note 18). The Company issued an additional 118,255 common shares to settle other outstanding debts, the total shares issued for debt settlement during the year was 18,860,505 for a total value of $78,063.

c)	Throughout the year, 1,293,745 shares were issued from the exercise of stock options with exercise prices ranging from $0.85 to $7.92 for a value of $6,950, including any cash consideration;

d)
Throughout the year, 667,529 shares were issued in accordance with the restricted share unit plan to employees, 398,050 shares were issued in accordance with the deferred share unit plan to former directors and 766,372 shares were issued from the exercise of warrants with exercise price of $1.50 for a value of $1,150, including any cash consideration; and,

e)	During the year, the Company cancelled 500,000 common shares which were previously held and subject to various escrow agreements.